Earnings Per Common Share, Schedule of Computation of Basic and Diluted Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Common Share [Abstract]
Net income	$ 3,443,569	$ 2,889,351
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common stockholders	$ 3,260,146	$ 2,705,928
Weighted average common shares outstanding (in shares)	3,544,057	3,542,984
Effect of dilutive securities [Abstract]
Options (in shares)	1,916	0
Convertible preferred stock (Series A and D) (in shares)	633,935	633,935
Weighted average common shares outstanding, diluted (in shares)	4,179,908	4,176,919
Basic earnings per common share (in dollars per share)	$ 0.92	$ 0.76
Diluted earnings per common share (in dollars per share)	$ 0.82	$ 0.69